STOCK BASED COMPENSATION	12 Months Ended
Aug. 31, 2012
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION
NOTE 11 - STOCK BASED COMPENSATION:

On October 15, 2006, the Company's Board of Directors adopted the 2006 Stock Option Plan (the "2006 Stock Option Plan") for reserving a pool of 250,000 shares of the Company's common stock which may be issued at the discretion of the Company's Board of Directors from time to time.

On May 5, 2008, the Company's Board of Directors adopted the 2008 Stock Option Plan (the "2008 Stock Option Plan") for reserving a pool of 666,667 shares of the Company's common stock which may be issued at the discretion of the Company's Board of Directors from time to time.

On August 8, 2012, the Company's Board of Directors decided to cancel the 2006 Stock Option Plan, under which there were no longer any outstanding securities, and to reserve an additional 333,334 shares of the Company's common stock to the 2008 Stock Option Plan, which reflected a net increase of 83,334 shares with respect to the total amount of shares in both plans.

Under the 2008 Stock Option Plan 1,000,000 shares have been reserved for the grant of options, which may be issued at the discretion of the Company's Board of Directors from time to time. Under this Plan, each option is exercisable into one share of common stock of the Company.

The options may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the options is 10 years.

The fair value of each stock option grant is estimated at the date of grant using a Black Scholes option pricing model. The volatility is based on a historical volatility, by statistical analysis of the daily share price for past periods. The expected term is the length of time until the expected dates of exercising the options, based on estimated data regarding employees' exercise behavior.

The following are stock options and warrants transactions made during the years ended August 31, 2012 and 2011:

a.
On October 30, 2006, the Company entered into a Clinical Trial Manufacturing Agreement with Swiss Caps, pursuant to which Swiss Caps would manufacture and deliver the oral insulin capsule developed by the Company. In consideration for the services being provided to the Company by Swiss Caps, the Company agreed to pay certain predetermined amounts which are to be paid in common stock of the Company, the number of shares to be issued is based on the invoice received from Swiss Caps, and the stock market price 10 days after the invoice is issued. During the year ended on August 31, 2011, the Company issued 44,220 shares of its common stock to Swiss Caps as remuneration for the services provided in the amount of $167,569. No shares were issued to Swiss Caps during the year ended on August 31, 2012.

b.
On February 15, 2011, the Company granted options under the 2008 Stock Incentive Plan to purchase up to 20,834 shares of our common stock at an exercise price of $6.00 to a consultant. The options vest in five annual installments commencing February 16, 2012 and expire on February 16, 2021.  The initial fair value of the option on the date of grant, was $62,185, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 78.65%; risk-free interest rates of 3.42%; and the remaining contractual life of 10 years. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

c.
In March 2011, in connection with the securities purchase agreement, as described in note 10a, the Company issued 16,397 shares of the Company's common stock and warrants to purchase 5,906 shares of common stock to three individuals, as finders' fees. The fair value of the shares at the date of grant was $59,778, and the fair value of the warrants at that date was $12,630, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 78.54% - 78.68%; risk-free interest rates of 2.11% - 2.19%; and the remaining expected term of 5 years. The warrants have an exercise price of $6.00 per share

d.
In April 2011, the Company entered into Securities Purchase Agreements with nine accredited investors for the sale of 93,701 units at a purchase price of $3.84 per unit for total consideration of $359,800. Each unit consisted of one share of the Company's common stock and one common stock purchase warrant. Each warrant entitles the holder to purchase 0.35 a share of common stock exercisable for five years at an exercise price of $6.00 per share. The Company paid $21,588 and issued on July 2011, 5,622 warrants as finders' fees. The fair value of the warrants at that date was $11,050, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 79.28%; risk-free interest rates of 2.09%; and the remaining expected term of 5 years.

e.
On April 27, 2011, 3,584 options were granted to ExperiMind Ltd  as remuneration for services rendered at an exercise price of $6.00 per share (higher than the traded market price on the date of grant). The options vested immediately on the date of grant and will expire on April 26, 2016. The fair value of these options on the date of grant, was $10,000, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 79.24%; risk-free interest rates of 2.06%; and the remaining expected term of 5 years.

f.
In May 2011, the Company issued 16,667 shares of its common stock, valued at $60,000, in the aggregate, to New Castle Consulting, LLC as remuneration for services rendered in the six month period that commenced on May 4, 2011.

g.
On July 25, 2011, the Company issued warrants to purchase 2,667 shares of its common stock at an exercise price of $6.00 per share to The Trout Group, LLC as remuneration for services to be rendered during the 12 month period commencing May 13, 2011. The warrants vest in twelve equal annual installments commencing on October 13, 2011 and will expire on July 25, 2016. The fair value of these warrants on the date of grant, was $5,057, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 77.39%; risk-free interest rates of 1.55%; and the remaining expected term of 5 years. The fair value of the option as of August 31, 2012, was $4,548, using the  following assumptions: dividend yield of 0% and expected term of 4 years; expected volatility of 75.41%; and risk-free interest rate of 0.45%. The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

h.
On August 8, 2012, an aggregate of 144,000 options was granted to Nadav Kidron, the Company's President, Chief Executive Officer and director, and Miriam Kidron, the Company's Chief Medical and Technology Officer and director, both related parties, at an exercise price of $4.08 per share (equivalent to the traded market price on the date of grant) 42,000 of the options vested immediately on the date of grant and the remainder will vest in seventeen equal monthly installments of 6,000 each. These options expire on August 7, 2022.  The fair value of these options on the date of grant was $373,565, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.03%; risk-free interest rates of 0.83%; and expected term of 5.5 years.

i.
On August 8, 2012, an aggregate of 43,334 options was granted to three Board of Directors members at an exercise price of $4.08 per share (equivalent to the traded market price on the date of grant). The options vest in two equal annual installments, commencing January 1, 2013, and expire on August 7, 2022. The fair value of these options on the date of grant was $114,694, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.03%; risk-free interest rates of 1.0375%; and expected term of 5.75 years.

j.
On August 8, 2012, 50,750 options were granted to an employee of the Subsidiary, at an exercise price of $4.08 per share (equivalent to the traded market price on the date of grant). The options vest in 29 equal monthly installments of 1,750, commencing August 31, 2012, and expire on August 7, 2022. The fair value of these options on the date of grant was $134,324, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.03%; risk-free interest rates of 1.0375%; and expected term of 5.75 years.

k.
On August 8, 2012, 6,250 options were granted to an employee of the Subsidiary, at an exercise price of $4.08 per share (equivalent to the traded market price on the date of grant). The options vest in three equal annual installments, commencing January 1, 2013, and expire on August 7, 2022. The fair value of these options on the date of grant was $16,780, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.03%; risk-free interest rates of 0.935%; and expected term of 6 years.

l.
On August 8, 2012, the Company's Board of Directors approved an extension of the term of the 280,114 warrants held by Dr. Miriam Kidron by approximately two years from such approval , expiring on August 6, 2014. The incremental fair value of the warrant extension was negligible.

m.	As to options granted to third parties, see note 9i.

The fair value of each option grant is estimated on the date of grant using the Black Scholes option-pricing model with the following assumptions:

	For options granted in
	the year ended August 31
	2012	2011
Expected option life (years)	5-6	5-10
Expected stock price volatility (%)	76.0	76.8-78.7
Risk free interest rate (%)	0.8-1.0	1.6-3.6
Expected dividend yield (%)	0.0	0.0

A summary of the status of the stock options granted to employees and directors as of August 31, 2012 and 2011, and changes during the years ended on those dates, is presented below:

	Year ended August 31,
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at
beginning of year	834,117	3.84	834,117	3.84
Changes during the year:
Granted - at market price	244,334	4.08	-
Expired	(141,667)	5.4	-
Forfeited	(4,667)	5.64	-
Options outstanding at end
of year	932,116	3.72	834,117	3.84
Options exercisable at end
of year	717,088		743,785
Weighted average fair
value of options granted
during the year	$3.36		-

Costs incurred in respect of stock based compensation for employees and directors, for the years ended August 31, 2012 and 2011 were $200,866 and $502,593, respectively.

The following table presents summary information concerning the options granted to employees and directors outstanding as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	outstanding	Life	price	intrinsic value
$		Years	$	$
0.012	280,114	1.93	0.012	1,072,274
4.08 to 6.48	652,002	7.95	5.28	-
	932,116	6.14	3.72	1,072,274

The following table presents summary information concerning the options granted to employees and directors exercisable as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	exercisable	Life	price	intrinsic value
$		Years	$	$
0.012	280,114	1.93	0.012	1,072,274
4.08 to 6.48	436,974	7.08	5.76	-
	717,088	5.07	3.48	1,072,274

As of August 31, 2012, there were $574,758 of unrecognized compensation costs related to non-vested employees and directors, to be recorded over the next 28 months.

A summary of the status of the stock options granted to non-employees as of August 31, 2012, and changes during the years ended on this date, is presented below:

	Year ended August 31
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at
beginning of year	82,356	7.2	67,767	7.56
Changes during the year:
Granted - at market price	-		-
Granted - at an exercise
price above market
price	62,500	6.00	27,089	6.00
Expired	-		(12,500)	(8.52)
Options outstanding at end
of year	144,456	6.72	82,356	7.20
Options exercisable at end
of year	88,689		50,521

The Company recorded stock compensation of $117,098 and $26,733 during the years ended August 31, 2012 and 2011, respectively, related to consulting services.

The following table presents summary information concerning the options granted to non-employees outstanding as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	outstanding	Life	price	intrinsic value
$		Years	$	$
4.08 to 6.48	111,120	4.79	5.88	-
9.12	33,336	4.83	9.12	-
	144,456	4.80	6.72	-

The following table presents summary information concerning the options granted to non-employee exercisable as of August 31, 2012:

		Weighted
		Average	Weighted
Range of		Remaining	average
exercise	Number	Contractual	exercise	Aggregate
prices	exercisable	Life	price	intrinsic value
$		Years	$	$
4.08 to 6.48	58,131	4.15	5.88	-
9.12	30,558	5.25	9.12	-
	88,689	4.53	6.96	-

As of August 31, 2012 there were $124,948 of unrecognized compensation costs related to non-vested non-employees, to be recorded over the next 45 months.